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                       VANGUARD(R) TAX-MANAGED SMALL-CAP FUND
                     VANGUARD(R) TAX-MANAGED INTERNATIONAL FUND

               SUPPLEMENT TO THE PROSPECTUS DATED OCTOBER 31, 2001


Effective April 1, 2002, the Funds have reduced their purchase fees as follows:

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                                            FORMER            NEW
FUND                                     PURCHASE FEE     PURCHASE FEE
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Tax-Managed Small-Cap Fund                  0.50%             None
Tax-Managed International Fund              0.25              None
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The Funds reserve the right to reimpose purchase fees in the future if the costs of buying and selling securities increase.

















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Vanguard Marketing Coporation, Distributor                          PSPFE 042002